Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 1,746	R$ 1,191
Itau Vida e Previdencia S.A. [Member]
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 169,178	R$ 142,081